Accounting Policies, by Policy (Policies)	12 Months Ended
Sep. 30, 2023
Summary of Principal Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The accompanying consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”).

The accompanying consolidated financial statements have been prepared assuming that the Group will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Group’s ability to generate cash flows from operations, and the Group’s ability to arrange adequate financing arrangements, to support its working capital requirements.

Going concern

Going concern

The Group has been incurring losses from operations since its inception. Accumulated deficits amounted to RMB 3,558,667 and RMB 3,629,980 as of September 30, 2022 and 2023, respectively. Net cash used in operating activities from continuing operations were RMB 161,402, RMB 7,096 and RMB 24,320 for the years ended September 30, 2021, 2022 and 2023, respectively. As of September 30, 2022 and 2023, current liabilities exceeded current assets by RMB 597,242 and RMB 643,424, respectively. In addition, the Group disposed of its long-term rental apartment rental business in October 2023 and the Group had no revenues from its continuing operations for the years ended September 30, 2021, 2022 and 2023, respectively.

These factors raise substantial doubt about the Group’s ability to continue as a going concern. The financial statements do not include any adjustments that might be necessary if the Group is unable to continue as a going concern.

On December 28, 2023, the Group consummated an acquisition of 100% equity interest in Alpha Mind at consideration of US$180,000,000. The purchase price is payable in the form of promissory note (collectively, the “Notes”). The Notes have a maturity of 90 days from the closing date, an interest rate at an annual rate to 3% per annum and will be secured by all of the issued and outstanding equity of the Alpha Mind and all of the assets of the Alpha Mind, including its consolidated entities. In February 2024, the Company and the sellers of Alpha Mind agreed to extend the maturity date of the Notes to June 30, 2024.

The Group intends to meet the cash requirements for the next 12 months from the issuance date of this report through issuance of ordinary shares. On October 26, 2022, the Company’s Form F-3 to offer up to a total amount of $300 million was declared effective. The Company plans to raise funds under the Form F-3 to support the Company’s operations.

There is a risk that Management plan cannot alleviate the substantial doubt of the Group’s ability to continue as a going concern. There can be no assurance that the Group will be successful in achieving its strategic plans, that the Group’s future capital raises will be sufficient to support its ongoing operations, or that any additional financing will be available in a timely manner or with acceptable terms, if at all. Should there be any unforeseen circumstances which may prevent the successful completion of the above mentioned plan in the next twelve months from the issuance of this report, the Group will be required to reduce certain discretionary spending, alter or scale back research and development programs, or be unable to fund capital expenditures, which would have a material adverse effect on the Group’s financial position, results of operations, cash flows, and ability to achieve its intended business objectives. One of the Group’s shareholder is committed to provide financial support up to $1 million to support the Group’s operations. Management assessed that this amount is sufficient to cover the Group’s reduced operation costs and meet its obligations.

The accompanying consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. Accordingly, the consolidated financial statements have been prepared on a basis that assumes the Group will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the financial statements of the Group and its subsidiaries. All intercompany transactions and balances are eliminated on consolidation.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ materially from those estimates. The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group’s consolidated financial statements include valuation allowance of deferred tax assets and share-based compensation.

Foreign currency translation

Foreign currency translation

The reporting currency of the Group is the Renminbi (“RMB”). The functional currency of the Group’s entities incorporated in Cayman Islands, the United States and Hong Kong is the United States dollar (“US dollar”) and the functional currency of the Group’s PRC subsidiaries is RMB. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into the functional currency at the applicable rates of exchange prevailing on the day transactions occurred. Transaction gains and losses are recognized in the consolidated statements of comprehensive (loss) income.

The financial statements of the Group’s non PRC entities are translated from their respective functional currency into RMB. Assets and liabilities are translated into RMB at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income (loss) in the consolidated statements of comprehensive (loss) income.

The financial records of the Group’s subsidiaries are maintained in local currencies, which are the functional currencies.

Convenience translation

Convenience translation

The Group’s business is primarily conducted in the PRC and all of the revenues are denominated in RMB. The financial statements of the Group are stated in RMB. Translations of balances in the consolidated balance sheet, and the related consolidated statements of comprehensive (loss) income, shareholders’ deficits and cash flows from RMB into US dollars as of and for the year ended September 30, 2023 are solely for the convenience of the readers and were calculated at the rate of USD1.00=RMB 7.2960, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on September 30, 2022. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into USD at that rate on September 30, 2023, or at any other rate.

Fair value

Fair value

The Group defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs may be used to measure fair value include:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.
Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Group’s financial instruments include cash and cash equivalents, other current assets, accounts payable, amounts due to related parties, short-term debt, and other current liabilities.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use that which have original maturities of three months or less when purchased.

Employee benefit expenses

Employee benefit expenses

As stipulated by the regulations of the PRC, full-time employees of the Group are entitled to various government statutory employee benefit plans, including medical insurance, maternity insurance, workplace injury insurance, unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. The Group is required to make contributions to the plan and accrues for these benefits based on certain percentages of the qualified employees’ salaries. The total expenses the Group incurred for the plan were RMB nil, RMB nil and RMB 215 for the years ended September 30, 2021, 2022 and 2023, respectively.

PRC value-added taxes and related taxes

PRC value-added taxes and related taxes

The Group is subject to value-added taxes at the rate of 6% for rendering services and 13% for sales of goods, education surtax and urban maintenance and construction tax, on the services provided in the PRC. Education surtax and urban maintenance and construction tax are primarily levied based on revenue at applicable rates and are recorded as a reduction of revenues.

Income taxes

Income taxes

Current income taxes are provided on the basis of profit before income tax for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. The Group follows the asset and liability method of accounting for income taxes.

Deferred income taxes are provided using assets and liabilities method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

Deferred tax assets are recognized to the extent that these assets are more likely than not to be realized. In making such determination, the management considers all positive and negative evidence, including future reversals of projected future taxable income and results of recent operation.

In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. The Group recognizes interest and penalties, if any, under accrued expenses and other current liabilities on its consolidated balance sheet and under other expenses in its consolidated statement of comprehensive (loss) income. As of September 30, 2022 and 2023, the Group did not have any significant unrecognized uncertain tax positions.

Share-based compensation

Share-based compensation

The Group recognizes share-based compensation in the consolidated statements of comprehensive (loss) income based on the fair value of equity awards on the date of the grant, with compensation expenses recognized over the period in which the grantee is required to provide service to the Group in exchange for the equity award. Vesting of certain equity awards are based on the completion of initial public offering (“IPO”) and has a continued employment provision for a period of time following the grant date. The share-based compensation expenses have been categorized as either general and administrative expenses, research and development expenses or selling and marketing expenses, depending on the job functions of the grantees. For the years ended September 30, 2021, 2022 and 2023, the Group recognized share-based compensation expenses of RMB 15,806, RMB 9,771 and RMB 4,782, respectively, in the consolidated statements of comprehensive (loss) income.

(Losses) earnings per share

(Losses) earnings per share

Basic (losses) earnings per share are computed by dividing net loss attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period.

Diluted (loss) earnings per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Potential ordinary shares, including preferred shares, convertible notes, share options and warrants are excluded from the computation in income periods should their effects be anti-dilutive. The Group had share options, convertible notes and warrants, which could potentially dilute basic earnings per share in the future. To calculate the number of shares for diluted (loss) earnings per share, the effect of the convertible redeemable and non-redeemable preferred shares, share options and warrants is computed using the two-class method or the as-if converted method, whichever is more dilutive.

Treasury shares

Treasury shares

The Group accounts for treasury shares using the cost method. Under this method, the cost incurred to purchase the shares is recorded in the treasury shares account on the consolidated balance sheets. At retirement of the treasury shares, the ordinary shares account is charged only for the aggregate par value of the shares. The excess of the acquisition cost of treasury shares over the aggregate par value is allocated between additional paid-in capital (up to the amount credited to the additional paid-in capital upon original issuance of the shares) and retained earnings.

For the year ended September 30, 2021, the Group issued 77,100,000 treasury shares and repurchase the same amount of treasury shares which were used as a pledge with Shanghai Huarui Bank (“SHRB”). For the year ended September 30, 2022, the Company reissued the 77,100,000 treasury shares to a third party which purchased and assumed the unpaid borrowings due to SHRB.

As of September 30, 2022 and 2023, the Group had no treasury shares.

Reclassification

Reclassification

Certain reclassifications have been made to the prior year’s consolidated balance sheets to conform to the current year’s presentation. These reclassifications had no impact on net income/(loss), shareholders’ equity, or cash flows as previously reported.

Discontinued operations

Discontinued operations

In accordance with ASU No. 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity, a disposal of a component of an entity or a group of components of an entity is required to be reported as discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when the components of an entity meets the criteria in paragraph 205-20-45-1E to be classified as held for sale. When all of the criteria to be classified as held for sale are met, including management, having the authority to approve the action, commits to a plan to sell the entity, the major current assets, other assets, current liabilities, and noncurrent liabilities shall be reported as components of total assets and liabilities separate from those balances of the continuing operations. At the same time, the results of all discontinued operations, less applicable income taxes (benefit), shall be reported as components of net income (loss) separate from the net income (loss) of continuing operations in accordance with ASC 205-20-45.

As of September 30, 2023, the Croup’s long-term apartment rental business in the PRC met all the conditions required in order to be classified as a discontinued operation. Accordingly, the operating results of long-term apartment rental business in the PRC are reported as a loss from discontinued operations in the accompanying consolidated financial statements for all periods presented. In addition, the assets and liabilities related to long-term apartment rental business in the PRC are reported as assets and liabilities of discontinued operations in the accompanying consolidated balance sheets. For additional information, see Note 3, “Disposition of Long-term Apartment Rental Business”.

Concentration of credit risk

Concentration of credit risk

Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents.

All of the Group’s cash and cash equivalents are held with financial institutions that Group management believes to be high credit quality. To limit exposure to credit risk relating to deposits, the Company primarily place cash and cash equivalent deposits with large financial institutions in the United States and the PRC which management believes are of high credit quality and the Company also continually monitors their credit worthiness.

Segment reporting

Segment reporting

The Group uses management approach to determine operation segment. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (“CODM”) for making decisions, allocation of resource and assessing performance.

The Group’s CODM has been identified as the Chief Executive Officer who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group. The Group operates and manages its business as a single operating segment.

The Group’s long-lived assets are all located in the PRC and all of the Group’s revenues are derived from within the PRC. Therefore, no geographical segments are presented.

Recent accounting pronouncements

Recent accounting pronouncements

In August 2020, the FASB issued ASU 2020-06, Debt-Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”), which simplifies accounting for convertible instruments by removing major separation models required under current GAAP. The ASU also removes certain settlement conditions that are required for equity-linked contracts to qualify for scope exception, and it simplifies the diluted earnings per share calculation in certain areas. The Group continues to evaluate the impact of ASU 2020-06 on its financial position, results of operations or cash flows.

Management does not believe that any other recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Group’s financial statements.